(Losses) Earnings Per Share	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
(Losses) Earnings Per Share
(LOSSES) EARNINGS PER SHARE

Basic earnings per share (“EPS”) are calculated with reference to the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. The computation of diluted EPS for the nine month periods ended September 30, 2017 and 2016, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2017	2016
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(183,526)	(195,155)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine months ended September 30,
	2017	2016
Weighted average number of common shares outstanding	100,599	93,050

Losses per share are as follows:

	Nine months ended September 30,
	2017	2016
Basic and diluted	$(1.82)	$(2.10)

For the nine months ended September 30, 2017 and 2016, stock options and convertible bonds have been excluded from the calculation of diluted loss per share because the effect was anti-dilutive.